Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Contract Liabilities [Abstract]
Balance at beginning of the period/year	$ 24,623
Billing in advance of performance obligation	20,259	$ 24,623
Revenue recognized from contract liabilities in prior period/year	(24,494)
Exchange rate differences	(129)
Balance at end of the period/year	$ 20,259		$ 24,623